Restructuring - United States Restructuring Plan - Restructuring Reserves Roll Forward (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Severance and related expense
Restructuring Charges		$ 4,830	$ 9,667	$ 8,261
United States Restructuring Plan
Severance and related expense
Beginning balance	$ 1,329	3,286
Restructuring Charges	$ 74	1,789	3,820
Cash Paid		(3,746)	(534)
Ending balance		$ 1,329	$ 3,286